World Funds Trust
8730 Stony Point Parkway
Suite 205
Richmond, VA 23225

June 7, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	World Funds Trust
SEC File Nos. 333-148723/811-22172

Ladies and Gentlemen:

          Attached herewith for filing pursuant to paragraph Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 52 to the Registration Statement of World Funds Trust (“PEA No. 52”). PEA No. 52 applies only to the Virginia Equity Fund (the “Fund”) series of the Trust.

          PEA No. 52 is being filed solely to designate a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A (“PEA No. 51”). PEA No. 51 was filed with the Commission on May 31, 2013 pursuant to paragraph (a) of Rule 485 under the 1933 Act and was scheduled to become effective on June 10, 2013. PEA No. 51 also applied only to the Fund.

          Questions concerning PEA No. 52 may be directed to Mr. John Lively at 913.660.0778.

Very truly yours,

/s/ John Pasco, III
John Pasco, III
Chairman